Financial Instruments and Risks - Settled Derivatives (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risks
Cash (paid) received	R$ (1,331,513)	R$ (37,992)
Payment of premium on derivatives	254,902
Proceeds from premium on derivatives		77,687
Cash flow hedge | Exchange hedge
Financial Instruments and Risks
Cash (paid) received	(1,345,719)	39,308
Cash flow hedge | Exchange hedge | Zero-cost collar (R$ vs. US$)
Financial Instruments and Risks
Cash (paid) received	(110,271)	28,159
Cash flow hedge | Exchange hedge | NDF (R$ vs. US$)
Financial Instruments and Risks
Cash (paid) received	(1,235,448)	11,110
Cash flow hedge | Exchange hedge | NDF (MXN vs. US$)
Financial Instruments and Risks
Cash (paid) received		39
Commodity hedge
Financial Instruments and Risks
Cash (paid) received		2,631
Commodity hedge | Bunker oil
Financial Instruments and Risks
Cash (paid) received		2,631
Debt hedge | Exchange hedge
Financial Instruments and Risks
Cash (paid) received	19,145	(93,167)
Debt hedge | Exchange hedge | Swap CDI vs. Fixed (US$)
Financial Instruments and Risks
Cash (paid) received	19,145	78,411
Debt hedge | Exchange hedge | Fixed Swap (US$) vs. CDI
Financial Instruments and Risks
Cash (paid) received		(8,809)
Debt hedge | Exchange hedge | Swap CDI vs. Libor (US$)
Financial Instruments and Risks
Cash (paid) received		(162,769)
Debt hedge | Interest hedge
Financial Instruments and Risks
Cash (paid) received	(4,939)	13,236
Debt hedge | Interest hedge | Swap Libor vs. Fixed (US$)
Financial Instruments and Risks
Cash (paid) received	R$ (4,939)	(2,588)
Debt hedge | Interest hedge | Swap Coupon vs. Fixed (US$)
Financial Instruments and Risks
Cash (paid) received		R$ 15,824